File No. 33-43547 CIK #880443
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549-1004
POST-EFFECTIVE AMENDMENT NO. 6 TO FORM S-6

For Registration under the Securities Act of 1933 of
Securities of Unit Investment Trusts Registered on
Form N-8B-2

VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 1
(Exact Name of Trust)
VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
(Exact Name of Depositor)

One Parkview Plaza
Oakbrook Terrace, Illinois 60181
(Complete address of Depositor's principal executive offices)


VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC. CHAPMAN AND CUTLER
Attention:  Don G. Powell                 Attention: Mark J. Kneedy
One Parkview Plaza                        111 West Monroe Street
Oakbrook Terrace, Illinois 60181          Chicago, Illinois 60603
(Name and complete address of agents for service)

   ( X ) Check if it is proposed that this filing will become effective on April 24, 1998 pursuant to paragraph (b) of Rule 485.

VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 1

Van Kampen Merritt Select Equity Trust, Series 1
Van Kampen Merritt Select Equity and Treasury Trust, Series 1

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

THE TRUST

The above-named series of Van Kampen Merritt Equity Opportunity Trust, Series 1 (the "Trust" ) is comprised of two separate and distinct unit investment trusts, Van Kampen Merritt Select Equity Trust (the "Select
Equity Trust" ) and Van Kampen Merritt Select Equity and Treasury Trust
(the "Select Equity and Treasury Trust" ). The Select Equity Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of the 30 actively traded " blue chip" equity securities which were components of the Dow Jones
Industrial Average as of the Initial Date of Deposit.* The Select Equity and Treasury Trust offers investors the opportunity to purchase Units representing proportionate interests in a portfolio consisting primarily of equity securities which were components of the Dow Jones Industrial Average on the Initial Date of Deposit plus "zero coupon" U.S. Treasury obligations.
Dow Jones & Company, Inc. has not participated in any way in the creation of the Trust or in the selection of stocks included in either Trust and has not approved any information herein relating thereto. Unless terminated earlier, each Trust will terminate on May 15, 2002 and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit of each Trust is equal to the aggregate underlying value of the Equity Securities in such Trust (plus, in the case of the Select Equity and Treasury Trust, the aggregate bid price of the Treasury Obligations) plus or minus cash, if any, in the Capital and Income Accounts, divided by the number of Units outstanding, plus the applicable sales charge. See "Summary of Essential Financial Information" .

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

* The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Trust or the Sponsor a license to use the Dow Jones Industrial Average.

The Date of this Prospectus is April 24, 1998

Van Kampen American Capital

SELECT EQUITY TRUST, SERIES 1 AND SELECT EQUITY AND TREASURY TRUST, SERIES 1 Van Kampen Merritt Equity Opportunity Trust, Series 1
Summary of Essential Financial Information
As of March 5, 1998

   Sponsor:  Van Kampen American Capital Distributors, Inc.
Supervisor:  Van Kampen American Capital Investment Advisory Corp.
             (An affiliate of the Sponsor)
 Evaluator:  American Portfolio Evaluation Services
             (A division of an affiliate of the Sponsor)
   Trustee:  The Bank of New York

                                                                                                                             Select
                                                                                                                             Equity
                                                                                                             Select             and
                                                                                                             Equity        Treasury
                                                                                                              Trust           Trust
                                                                                                      ------------- ---------------
General Information
Aggregate Maturity Value of Treasury Obligations Initially Deposited.................................            --      27,000,000
Number of Units......................................................................................       250,602       1,544,563
Fractional Undivided Interest in Trust per Unit......................................................     1/250,602     1/1,544,563
Public Offering Price:
 Aggregate Value of Securities in Portfolio <F1>..................................................... $   6,709,591 $    31,184,000
 Aggregate Value Securities per Unit (including accumulated dividends)............................... $       26.84 $         20.21
 Sales charge 2.7% (2.775% of Aggregate Value of Securities excluding principal cash per Unit))<F3>.. $         .74 $           .56
 Transaction Fees per Unit .......................................................................... $         .00 $           .00
 Public Offering Price per Unit <F2><F3>............................................................. $       27.58 $         20.77
Redemption Price per Unit............................................................................ $       26.84 $         20.21
Secondary Market Repurchase Price per Unit........................................................... $       26.84 $         20.21
Excess of Public Offering Price per Unit over Redemption Price per Unit.............................. $         .74 $           .56

Supervisor's Annual Supervisory Fee...Maximum of $.0025 per Unit
Evaluator's Annual Fee ...............Maximum of $.0025 per Unit
                                      Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M.
                                      Eastern time on days of trading on the New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.
Date of Deposit.......................November 21, 1991
Mandatory Termination Date............May 15, 2002
                                      The Select Equity Trust may be terminated if the net asset value of such Trust is less than
                                      $500,000 unless the net asset value of such Trust deposit has exceeded $15,000,000, then the
                                      Trust Agreement may be terminated it the net asset value of such Trust is less than
Minimum Termination Value.............$3,000,000.

Special Information......................................
Calculation of Estimated Net Annual Dividends per Unit...
 Estimated Gross Annual Dividends per Unit............... $   .45955 $   .19643
 Less: Estimated Expenses per Unit....................... $   .02332 $   .01823
 Estimated Net Annual Dividends per Unit................. $   .43623 $   .17820

Trustee's Annual Fee................$.008 per Unit
Income Distribution Record Date.....TENTH day of March, June, September, and December.
Income Distribution Date............TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date.........TENTH day of December.
Capital Account Distribution Date...TWENTY-FIFTH day of December.

----------
<F1>Equity Securities listed on a national securities exchange are valued at the closing sale price, or if no such price exists, at the last available bid prices. Treasury Obligations are valued at the last available bid price.

<F2>Anyone ordering units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

<F3>Effective on each December 1, commencing December 1, 1992, the secondary sales charge will decrease by .3 of 1% to a minimum sales charge of 1.5%. See "
Public Offering-Offering Price" in Part Two.

PORTFOLIO

   The Select Equity Trust consists of 31 different issues of Equity Securities, which are primarily actively traded, blue-chip securities issued by large, well established corporations. The original portfolio consisted of common stocks which were components of the Dow Jones Industrial Average as of the Initial Date of Deposit. Dow Jones & Company, Inc., owner of the Dow Jones Industrial Average, has not granted to the Fund or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in either Trust and has not approved any information herein relating thereto.

PER UNIT INFORMATION

                                                                                                 1991(1)        1992        1993
                                                                                             ------------- ------------ -----------
Net asset value per Unit at beginning of period............................................. $       9.42  $     10.19  $    11.05
                                                                                             ============= ============ ===========
Net asset value per Unit at end of period................................................... $      10.19  $     11.05  $    12.74
                                                                                             ============= ============ ===========
Distributions to Unitholders of investment income including accumulated
dividends paid on Units redeemed (average Units outstanding for entire period) ............. $         --  $       .33  $      .35
                                                                                             ============= ============ ===========
Distributions to Unitholders from Equity Securities redemption proceeds
(average Units outstanding for entire period)............................................... $         --  $        --  $       --
                                                                                             ============= ============ ===========
Unrealized appreciation (depreciation) of Equity Securities
(per Unit outstanding at end of period)..................................................... $        .75  $       .32  $     1.12
                                                                                             ============= ============ ===========
Units outstanding at end of period..........................................................      150,000      675,000      462,635

----------
(1) For the period from November 21, 1991  (date of deposit) through December 31,
1991.

PER UNIT INFORMATION (continued)

                                                                                      1994        1995        1996         1997
                                                                                ----------- ----------- ----------- -----------
Net asset value per Unit at beginning of period.................................$     12.74  $    12.82 $     16.73 $     20.64
                                                                                =========== =========== =========== ===========
Net asset value per Unit at end of period.......................................$     12.82 $     16.73 $     20.64 $     25.13
                                                                                =========== =========== =========== ===========
Distributions to Unitholders of investment income including accumulated
 dividends paid on Units redeemed (average Units outstanding for entire period) $       .33 $       .35 $       .38 $       .42
                                                                                =========== =========== =========== ===========
Distributions to Unitholders from Equity Securities redemption proceeds
 (average Units outstanding for entire period)..................................$        -- $       .29 $       .16 $        --
                                                                                =========== =========== =========== ===========
Unrealized appreciation (depreciation) of Equity Securities
(per Unit outstanding at end of period)........................................ $     (.53) $      3.79 $      3.23 $      4.04
                                                                                =========== =========== =========== ===========
Units outstanding at end of period..............................................    390,527     321,742     278,944     259,850

----------
(1) For the period from November 21, 1991  (date of deposit) through December 31,
1991.

PORTFOLIO

   The Select Equity and Treasury Trust consists of 34 different issues of Equity Securities, which primarily are actively traded, blue-chip securities issued by large, well established corporations and zero coupon U.S. Treasury Obligations. Each issue of Equity Securities, as of the Initial Date of Deposit, represented approximately the same dollar value of a portfolio since the Sponsor utilized a dollar weighted average approach in acquiring such Equity Securities. Dow Jones & Company, Inc., owner of the Dow Jones Industrial Average, has not granted to the Fund or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in either Trust and has not approved any information herein relating thereto.

PER UNIT INFORMATION

                                                                                             1991 (1)         1992           1993
                                                                                         ------------- ------------- --------------
Net asset value per Unit at beginning of period......................................... $       9.05  $       9.75  $       10.62
                                                                                         ============= ============= ==============
Net asset value per Unit at end of period............................................... $       9.75  $      10.62  $       12.41
                                                                                         ============= ============= ==============
Distributions to Unitholders of investment income including accumulated dividends paid
on Units redeemed (average Units outstanding for entire period) ........................ $         --  $        .16  $         .14
                                                                                         ============= ============= ==============
Distributions to Unitholders from Security redemption proceeds
(average Units outstanding for entire period)........................................... $         --  $         --  $          --
                                                                                         ============= ============= ==============
Unrealized appreciation (depreciation) of Securities (per Unit
outstanding at end of period)........................................................... $        .70  $        .59  $         .95
                                                                                         ============= ============= ==============
Units outstanding at end of period......................................................      300,000      2,700,000     2,464,843

----------
(1) For the period from November 21, 1991 (date of deposit) through December 31,
1991.

PER UNIT INFORMATION (continued)

                                                                           1994         1995           1996          1997
                                                                     ------------- ------------- ------------- -------------
Net asset value per Unit at beginning of period......................$       12.41  $       11.82 $       15.28 $      16.89
                                                                     ============= ============= ============= =============
Net asset value per Unit at end of period............................$       11.82 $       15.28 $       16.89 $       19.45
                                                                     ============= ============= ============= =============
Distributions to Unitholders of investment income including
accumulated dividends paid on Units redeemed
(average Units outstanding for entire period) .......................$         .12 $         .11 $         .13 $         .16
                                                                     ============= ============= ============= =============
Distributions to Unitholders from Security
 redemption proceeds (average Units outstanding for entire period)...$          -- $          -- $          -- $          --
                                                                     ============= ============= ============= =============
Unrealized appreciation (depreciation) of
Securities (per Unit outstanding at end of period)...................$      (1.73) $        2.76 $        1.00 $        2.76
                                                                     ============= ============= ============= =============
Units outstanding at end of period...................................    2,152,345     1,907,877     1,734,737     1,564,800

----------
(1) For the period from November 21, 1991 (date of deposit) through December 31, 1991.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen American Capital Distributors, Inc. and the Unitholders of Van Kampen Merritt Equity Opportunity Trust, Series 1 (Select Equity and Select Equity and Treasury Trusts):

We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Merritt Equity Opportunity Trust, Series 1 (Select Equity and Select Equity and Treasury Trusts) as of December 31, 1997, and the related statements of operations and changes in net assets for the three years ended December 31, 1997. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Merritt Equity Opportunity Trust, Series 1 (Select Equity and Select Equity and Treasury Trusts) as of December 31, 1997, and the results of operations and changes in net assets for the three years ended December 31, 1997, in conformity with generally accepted accounting principles.

GRANT THORNTON LLP

Chicago, Illinois
March 13, 1998

VAN KAMPEN MERRITT
EQUITY OPPORTUNITY TRUST
SERIES 1
Statements of Condition
December 31, 1997

                                                                                                                             Select
                                                                                                                             Equity
                                                                                                              Select            and
                                                                                                              Equity       Treasury
                                                                                                               Trust          Trust
                                                                                                       ------------- --------------
Trust property
 Cash................................................................................................. $          -- $       15,036
 Securities at market value, (cost $2,841,487 and $19,791,681, respectively) (note 1).................     6,649,737     30,402,227
 Accumulated dividends................................................................................        10,016         26,618
 Receivable for securities sold.......................................................................            --             --
                                                                                                       ------------- --------------
                                                                                                       $   6,659,753 $   30,443,881
                                                                                                       ============= ==============
Liabilities and interest to Unitholders
 Cash overdraft....................................................................................... $      24,380 $           --
 Redemptions payable..................................................................................       106,042         12,577
 Interest to Unitholders..............................................................................     6,529,331     30,431,304
                                                                                                       ------------- --------------
                                                                                                       $   6,659,753 $   30,443,881
                                                                                                       ============= ==============
Analyses of Net Assets
Interest of Unitholders (259,850 and 1,564,800 Units, respectively of fractional undivided interest outstanding)
 Cost to original investors of 675,000 and 2,700,000 Units, respectively (note 1)..................... $   7,448,262 $   28,114,935
 Less initial underwriting commission (note 3)........................................................       339,996      1,275,163
                                                                                                       ------------- --------------
                                                                                                           7,108,266     26,839,772
 Less redemption of Units (415,150 and 1,135,200 Units, respectively).................................     5,756,590     15,708,232
                                                                                                       ------------- --------------
                                                                                                           1,351,676     11,131,540
Undistributed net investment income
 Net investment income................................................................................       809,969      9,169,068
 Less distributions to Unitholders....................................................................       822,764      1,617,748
                                                                                                       ------------- --------------
                                                                                                            (12,795)      7,551,320
 Realized gain (loss) on Security sale or redemption..................................................     1,534,726      1,137,898
 Unrealized appreciation (depreciation) of Securities (note 2)........................................     3,808,250     10,610,546
 Distributions to Unitholders of Security sale or redemption proceeds.................................     (152,526)             --
                                                                                                       ------------- --------------
 Net asset value to Unitholders....................................................................... $   6,529,331 $   30,431,304
                                                                                                       ============= ==============
Net asset value per Unit (Units outstanding of 259,850 and 1,564,800, respectively)................... $       25.13 $        19.45
                                                                                                       ============= ==============

The accompanying notes are an integral part of these statements.

VAN KAMPEN MERRITT
SELECT EQUITY TRUST, SERIES 1
Statements of Operations
Years ended
December 31,

                                                                                1995          1996          1997
                                                                       ------------- ------------- -------------
Investment income
 Dividend income.....................................................  $     132,786 $     123,193 $     119,217
Expenses,
 Trustee fees and expenses...........................................          5,183         4,583         4,522
 Evaluator fees......................................................          6,119           968           863
 Supervisory fees....................................................            228           853           780
                                                                       ------------- ------------- -------------
 Total expenses......................................................         11,530         6,404         6,165
                                                                       ------------- ------------- -------------
 Net investment income...............................................        121,256       116,789       113,052
Realized gain (loss) from Security sale or redemption
 Proceeds............................................................      1,187,018       867,002       353,055
 Cost................................................................        858,870       525,116       171,628
                                                                       ------------- ------------- -------------
 Realized gain (loss)................................................        328,148       341,886       181,427
Net change in unrealized appreciation (depreciation) of Securities...      1,220,457       900,082     1,049,451
                                                                       ------------- ------------- -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...... $   1,669,861 $   1,358,757 $   1,343,930
                                                                       ============= ============= =============

Statements of Changes in Net Assets
Years ended
December 31,

                                                                                   1995          1996         1997
                                                                        --------------- ------------- ------------
Increase (decrease) in net assets
Operations:
 Net investment income................................................. $       121,256 $     116,789 $    113,052
 Realized gain (loss) on Security sale or redemption...................         328,148       341,886      181,427
 Net change in unrealized appreciation (depreciation) of Securities....       1,220,457       900,082    1,049,451
                                                                        --------------- ------------- ------------
 Net increase (decrease) in net assets resulting from operations.......       1,669,861     1,358,757    1,343,930
Distributions to Unitholders from:
 Net investment income.................................................       (127,249)     (115,954)    (112,976)
 Securities sale or redemption proceeds................................       (104,014)      (48,512)           --
Redemption of Units                                                         (1,062,625)     (819,400)    (460,152)
                                                                        --------------- ------------- ------------
 Total increase (decrease).............................................         375,973       374,891      770,802
Net asset value to Unitholders
 Beginning of period...................................................       5,007,665     5,383,638    5,758,529
 Additional Securities purchased from proceeds of Unit sales...........              --            --           --
                                                                        --------------- ------------- ------------
 End of period (including undistributed (overdistributed) net investment income of $(13,706), $(12,871) and $(12,795),
   respectively)....................................................... $     5,383,638 $   5,758,529 $  6,529,331
                                                                        =============== ============= ============

The accompanying notes are an integral part of these statements.

VAN KAMPEN MERRITT SELECT EQUITY AND TREASURY TRUST, SERIES 1
Statements of Operations
Years ended December 31,

                                                                                 1995          1996          1997
                                                                        ------------- ------------- -------------
Investment income
 Dividend income......................................................  $     266,235 $     273,853       294,106
 Interest income......................................................      1,263,281     1,072,292       929,912
Expenses
 Trustee fees and expenses............................................         19,389        17,553        16,711
 Evaluator fees.......................................................          1,113         5,703         5,342
 Supervisory fees.....................................................          4,865         5,075         4,853
                                                                        ------------- ------------- -------------
 Total expenses.......................................................         25,367        28,331        26,906
                                                                        ------------- ------------- -------------
 Net investment income................................................      1,504,149     1,317,814     1,197,112
Realized gain (loss) from Security sale or redemption
 Proceeds.............................................................      3,316,532     2,698,239     3,092,868
 Cost.................................................................      2,810,235     2,621,568     4,140,566
                                                                        ------------- ------------- -------------
 Realized gain (loss).................................................        506,297        76,671   (1,047,698)
 Net change in unrealized appreciation (depreciation) of Securities...      5,259,718     1,732,509     4,314,175
                                                                        ------------- ------------- -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $   7,270,164 $   3,126,994     4,463,589
                                                                        ============= ============= =============

Statements of Changes in Net Assets
Years ended
December 31,

                                                                                 1995          1996         1997
                                                                        ------------- ------------- ------------
Increase (decrease) in net assets
Operations:
 Net investment income................................................  $   1,504,149 $   1,317,814 $  1,197,112
 Realized gain (loss) on Security sale or redemption..................        506,297        76,671  (1,047,698)
 Net change in unrealized appreciation (depreciation) of Securities...      5,259,718     1,732,509    4,314,175
                                                                        ------------- ------------- ------------
 Net increase (decrease) in net assets resulting from operations......      7,270,164     3,126,994    4,463,589
Distributions to Unitholders from:
Net investment income.................................................      (232,875)     (237,042)    (258,454)
Security sale or redemption proceeds.................................             --            --            --
 Redemption of Units...................................................    (3,325,930)   (2,738,503  (3,068,823)
                                                                        ------------- ------------- ------------
 Total increase (decrease)............................................      3,711,359       151,449    1,136,312
Net asset value to Unitholders
 Beginning of period..................................................     25,432,184    29,143,543   29,294,992
 Additional Securities purchased from proceeds of Unit sales..........             --            --           --
                                                                        ------------- ------------- ------------
 End of period (including undistributed net investment income of
 $5,531,890, $6,612,662 and $7,551,320, respectively).................  $  29,143,543 $  29,294,992 $ 30,431,304
                                                                        ============= ============= ============

The accompanying notes are an integral part of these statements.

VAN  KAMPEN MERRITT SELECT EQUITY TRUST, SERIES 1
PORTFOLIO as of December 31, 1997

                                                                                          Valuation of
                                                                                         Securities at
     Number                                                                               December 31,
         of                                                        Market Value Per                1997
     Shares Name of Issuer                                                     Share          (Note 1)
----------- -------------------------------------------------- --------------------- ------------------
      5,882                Allied Signal, Incorporated                  $     38.9375       $   229,030
-------------------------------------------------------------------------------------------------------
      2,500                Aluminum Company of America (ALCOA)                70.3750           175,938
-------------------------------------------------------------------------------------------------------
      4,276                American Express Company                           89.2500           381,633
-------------------------------------------------------------------------------------------------------
      2,728                American Telephone and Telegraph (AT&T)            61.2500           167,090
-------------------------------------------------------------------------------------------------------
      4,397                Bethlehem Steel Corporation                         8.6250            37,924
-------------------------------------------------------------------------------------------------------
      4,532                The Boeing Company                                 48.9375           221,785
-------------------------------------------------------------------------------------------------------
      5,289                Caterpillar Incorporated                           48.5625           256,847
-------------------------------------------------------------------------------------------------------
      5,715                CBS Corporation                                    29.4375           168,235
-------------------------------------------------------------------------------------------------------
      3,024                Chevron Corporation                                77.0000           232,848
-------------------------------------------------------------------------------------------------------
      4,343                Coca-Cola Enterprises, Incorporated                66.6250           289,352
-------------------------------------------------------------------------------------------------------
      3,039                Walt Disney Company                                99.0625           301,051
-------------------------------------------------------------------------------------------------------
      4,786                Du Pont (E.I) de Nemours & Company                 60.0625           287,459
-------------------------------------------------------------------------------------------------------
      2,258                Eastman Kodak Company                              60.8125           137,315
-------------------------------------------------------------------------------------------------------
      3,508                Exxon Corporation                                  61.1875           214,646
-------------------------------------------------------------------------------------------------------
      5,548                General Electric Company                           73.3750           407,085
-------------------------------------------------------------------------------------------------------
      2,912                General Motors                                     60.6250           176,540
-------------------------------------------------------------------------------------------------------
      2,922                Goodyear Tire & Rubber Company                     63.6250           185,912
-------------------------------------------------------------------------------------------------------
      2,931                International Business Machines (IBM)             104.5625           306,473
-------------------------------------------------------------------------------------------------------
      2,823                International Paper Company                        43.1250           121,742
-------------------------------------------------------------------------------------------------------
      3,101                McDonald's Corporation                             47.7500           148,073
-------------------------------------------------------------------------------------------------------
      2,234                Merck & Co., Incorporated                         106.2500           237,363
-------------------------------------------------------------------------------------------------------
      2,403                Minnesota Mining and Manufacturing Company (3M)    82.0625           197,196
-------------------------------------------------------------------------------------------------------
      1,917                J.P. Morgan & Company, Incorporated               112.8750           216,381
-------------------------------------------------------------------------------------------------------
      5,006                Philip Morris Companies Incorporated               45.3125           226,834
-------------------------------------------------------------------------------------------------------
      5,012                The Procter & Gamble Company                       79.8125           400,020
-------------------------------------------------------------------------------------------------------
        185                Ratheon Company                                    49.3125             9,123
-------------------------------------------------------------------------------------------------------
      2,709                Sears, Roebuck & Company                           45.2500           122,582
-------------------------------------------------------------------------------------------------------
      4,168                Texaco, Incorporated                               54.3750           226,635
-------------------------------------------------------------------------------------------------------
      4,695                Union Carbide Corporation                          42.9375           201,592
-------------------------------------------------------------------------------------------------------
      4,011                United Technologies Corporation                    72.8125           292,051
-------------------------------------------------------------------------------------------------------
      3,582                Woolworth Corp.                                    20.3750            72,982
-----------                                                                          ------------------
    112,436                                                                          $        6,649,737
===========                                                                          ==================


The accompanying notes are an integral part of these statements.

VAN  KAMPEN MERRITT SELECT EQUITY AND TREASURY TRUST, SERIES 1
PORTFOLIO as of December 31, 1997

                                                                                                   Valuation of
                                                                                                  Securities at
        Number                                                                                     December 31,
            of                                                              Market Value Per               1997
        Shares Name of Issuer                                                           Share          (Note 1)
-------------- -------------------------------------------------------- --------------------- ------------------
        14,234             Allied Signal, Incorporated                      $     38.9375          $     554,236
----------------------------------------------------------------------------------------------------------------
         5,799             Allstate Corporation                                   90.8750                526,984
----------------------------------------------------------------------------------------------------------------
         6,565             Aluminum Company of America (ALCOA)                    70.3750                462,012
----------------------------------------------------------------------------------------------------------------
         8,629             American Express Company                               89.2500                770,138
----------------------------------------------------------------------------------------------------------------
         6,297             American Telephone and Telegraph (AT&T)                61.2500                385,691
----------------------------------------------------------------------------------------------------------------
         7,785             Bethlehem Steel Corporation                             8.6250                 67,146
----------------------------------------------------------------------------------------------------------------
        10,946             The Boeing Company                                     48.9375                535,670
----------------------------------------------------------------------------------------------------------------
        11,300             Caterpillar Incorporated                               48.5625                548,756
----------------------------------------------------------------------------------------------------------------
        11,752             CBS Corporation                                        29.4375                345,949
----------------------------------------------------------------------------------------------------------------
         6,782             Chevron Corporation                                    77.0000                522,214
----------------------------------------------------------------------------------------------------------------
        11,064             Coca-Cola Enterprises, Incorporated                    66.6250                737,139
----------------------------------------------------------------------------------------------------------------
         6,528             Walt Disney Company                                    99.0625                646,680
----------------------------------------------------------------------------------------------------------------
        10,427             Du Pont (E.I) de Nemours & Company                     60.0625                626,272
----------------------------------------------------------------------------------------------------------------
         5,715             Eastman Kodak Company                                  60.8125                347,543
----------------------------------------------------------------------------------------------------------------
        10,140             Exxon Corporation                                      61.1875                620,441
----------------------------------------------------------------------------------------------------------------
        11,935             General Electric Company                               73.3750                875,731
----------------------------------------------------------------------------------------------------------------
         7,308             General Motors                                         60.6250                443,048
----------------------------------------------------------------------------------------------------------------
         8,415             Goodyear Tire & Rubber Company                         63.6250                535,404
----------------------------------------------------------------------------------------------------------------
           584             Imation Corporation                                    16.0000                  9,344
----------------------------------------------------------------------------------------------------------------
         7,922             International Business Machines (IBM)                 104.5625                828,344
----------------------------------------------------------------------------------------------------------------
         8,944             International Paper Company                            43.1250                385,710
----------------------------------------------------------------------------------------------------------------
         2,045             Lucent Technologies                                    79.8750                163,344
----------------------------------------------------------------------------------------------------------------
         9,133             McDonald's Corporation                                 47.7500                436,101
----------------------------------------------------------------------------------------------------------------
         6,565             Merck & Co., Incorporated                             106.2500                697,531
----------------------------------------------------------------------------------------------------------------
         5,779             Minnesota Mining and Manufacturing Company (3M)        82.0625                474,239
----------------------------------------------------------------------------------------------------------------
         5,076             J.P. Morgan & Company, Incorporated                   112.8750                572,954
----------------------------------------------------------------------------------------------------------------
        14,395             Philip Morris Companies Incorporated                   45.3125                652,273
----------------------------------------------------------------------------------------------------------------
        10,154             The Procter & Gamble Company                           79.8125                810,416
----------------------------------------------------------------------------------------------------------------
           466             Ratheon Company                                        49.3125                 22,980
----------------------------------------------------------------------------------------------------------------
         6,447             Sears, Roebuck & Company                               45.2500                291,727
----------------------------------------------------------------------------------------------------------------
        10,594             Texaco, Incorporated                                   54.3750                576,049
----------------------------------------------------------------------------------------------------------------
         8,672             Union Carbide Corporation                              42.9375                372,354
----------------------------------------------------------------------------------------------------------------
         9,026             United Technologies Corporation                        72.8125                657,206
----------------------------------------------------------------------------------------------------------------
         8,781             Woolworth Corp.                                        20.3750                178,913
--------------                                                                                ------------------
       276,204                                                                                        16,680,539
==============                                                                                ==================
      Maturity
         Value                     Name of Issuer and Title of Security
-------------- ------------------------------------------------------------------------------ ------------------
$   17,569,000    Zero Coupon U.S. Treasury bonds maturing May 15, 2002                               13,721,688
==============                                                                                ------------------
                                                                                              $       30,402,227
                                                                                              ==================

The accompanying notes are an integral part of these statements.

VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST SERIES 1
Notes to Financial Statements
December 31, 1995, 1996 and 1997

--------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if not so listed, at the closing bid price. Treasury obligations are valued at the closing bid price.

Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange, on the closing sale prices on the exchange. The original cost of the Treasury obligations was based on the closing bid price. In each case, the costs were determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis. Since the date of deposit, in the Treasury Trust, undistributed net investment income includes $6,566,247 of accreted interest.

NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1997 is as follows:

                                                          Select
                                       Select         Equity and
                                       Equity           Treasury
                                        Trust              Trust
                            ----------------- ------------------
Unrealized Appreciation     $       3,862,689 $       10,731,640
Unrealized Depreciation              (54,439)          (121,094)
                            ----------------- ------------------
                            $       3,808,250 $       10,610,546
                            ================= ==================

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge of 4.5% of the public offering price which is 4.712% of the underlying value of the Securities. Effective on each December 1, commencing December 1, 1992, the secondary sales charge will decrease by .3 of 1% to a minimum sales charge of 1.5%.

Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer
Price Index.

NOTE 4 - REDEMPTION OF UNITS

Units were presented for redemption as follows:

                                         Years Ended December 31,
                                          1995       1996       1997
                                    ---------- ---------- ----------
Select Equity Trust                     68,785     42,798     19,094
Select Equity and Treasury Trust       244,468    173,140    169,937

                        SELECT EQUITY AND TREASURY TRUST
                                       AND
                    BLUE CHIP OPPORTUNITY AND TREASURY TRUST

                                                             PROSPECTUS PART TWO
--------------------------------------------------------------------------------
   THE FUND. Van Kampen American Capital Equity Opportunity Trust or Van Kampen Merritt Equity Opportunity Trust (the "Fund") are comprised of separate and distinct unit investment trusts including the Select Equity and Treasury Trust (the "Select Equity and Treasury Trust") and the Blue Chip Opportunity and Treasury Trust (the "Blue Chip Opportunity and Treasury Trust"). The Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust each offer investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio primarily consisting of the 30 actively traded "blue chip" equity securities which were components of the Dow Jones Industrial Average on the original date of creation of the Trust plus "zero coupon" U.S. Treasury obligations. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in the Trusts and has not approved any information herein relating thereto. Unless terminated earlier, each Trust will terminate on the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One of this Prospectus and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   OBJECTIVES OF THE TRUSTS. The objectives of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust are to protect Unitholders' capital and provide the potential for capital appreciation and income by investing a portion of its portfolio in "zero coupon" U.S. Treasury obligations ("Treasury Obligations") and the remainder of the Trust's portfolio primarily consisting of actively traded, New York Stock Exchange listed equity securities which were components of the Dow Jones Industrial Average on the original date of creation of the Trust ("Equity Securities"). Collectively, the Treasury Obligations and the Equity Securities are referred to herein as the "Securities." See "Portfolio" in Part One of this Prospectus. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. The Treasury Obligations in the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations of the Units of the Select Equity and Treasury Trust or the Blue Chip Opportunity and Treasury Trust, whose net asset value will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

   PUBLIC OFFERING PRICE. The secondary market Public Offering Price of the Trust will include the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. See "Public Offering".

   ESTIMATED ANNUAL DISTRIBUTIONS. The estimated annual dividend distributions per unit will vary with changes in fees and expenses of a Trust, with changes in dividends received and with the sale or liquidation of Securities; therefore, there is no assurance that the annual dividend distribution will be realized in the future.

   PRINCIPAL PROTECTION. The Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust were both organized so that purchasers of Units should receive, at the termination of such Trusts, an amount per Unit at least equal to $10.00 ($11.00 for Blue Chip Opportunity and Treasury Trust, Series 5 and subsequent series) (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the respective Trust never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust provides Unitholders who purchase Units at the price of $10.00 ($11.00 for Blue Chip Opportunity and Treasury Trust, Series 5 and subsequent series) or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a lower price, this feature may also provide a potential for capital appreciation. It should be remembered, however, that the value of the Treasury Obligations may fluctuate before maturity due to fluctuations in interest rates.

   Units of the Fund are not deposits or obligations of, and are not guaranteed or endorsed by, any bank, and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including the possible loss of principal.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
                      BOTH PARTS OF THIS PROSPECTUS SHOULD
              BE RETAINED FOR FUTURE REFERENCE. This Prospectus is
                  dated as of the date of the Prospectus Part I
                      accompanying this Prospectus Part II.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   DISTRIBUTIONS. Distributions of dividends received, and capital, if any, received by each Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One of this Prospectus. INCOME WITH RESPECT TO THE AMORTIZATION OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS IN THE SELECT EQUITY AND TREASURY TRUST AND THE BLUE CHIP OPPORTUNITY AND TREASURY TRUST WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNITHOLDERS WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. Any distribution of income and/or capital will be net of the expenses of the applicable Trust. See "Federal Taxation." Additionally, upon termination of each Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of each Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital".

   TERMINATION. Commencing on the Mandatory Termination Date as specified in Part One for each Trust, Equity Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date for the respective Trusts the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Equity Securities if such Unitholder owns the required number of Units of a Trust rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unitholders will receive cash in lieu of any fractional shares and cash representing their pro rata portion of the Treasury Obligations, if any. To be effective, the election form, together with surrendered certificates, if issued, and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust terminated. See "Trust Administration--Reinvestment Option."

   REINVESTMENT OPTION. Unitholders of any Van Kampen American Capital-sponsored unit investment trust may utilized their redemption or termination proceeds to purchase units of any other Van Kampen American Capital trust in the initial offering period accepting rollover investments subject to a reduced sales charge to the extent stated in the related prospectus (which may be deferred in certain cases). Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein. See "Rights of Unitholders--Reinvestment Option."

   RISK FACTORS. An investment in a Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market and currency fluctuations, the lack of adequate financial information concerning an issuer and exchange control restrictions impacting foreign issuers. See "Risk Factors".

                                   THE TRUSTS

   The Fund was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), among Van Kampen American Capital Distributors, Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator, Van Kampen American Capital Investment Advisory Corp., as Supervisor, and The Bank of New York, as Trustee.

   The Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust may be appropriate mediums for investors who desire to participate in a portfolio of equity securities and zero-coupon U.S. Treasury obligations with greater diversification with regard to the equity securities than they might be able to acquire individually. Diversification of assets in the Trusts will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see "Portfolio" in Part One of this Prospectus.

   Each Unit represents a fractional undivided interest in the Trust involved. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in a Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

                       OBJECTIVES AND SECURITIES SELECTION

   The objectives of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust are to protect Unitholders' capital and provide investors with the potential for capital appreciation and income. The portfolio of each Trust is described under "Trust Portfolios" herein and under "Portfolio" in Part One of this Prospectus. An investor will be subjected to taxation on the dividend income received from the Fund and on gains from the sale or liquidation of Securities (see "Federal TaxationInvestors should be aware that there is not any guarantee that the objectives of any of the Trusts will be achieved because they are subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. The Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust, however, were both organized so that investors should receive, at termination of such Trusts, an amount per Unit at least equal to $10.00 )$11.00 for Blue Chip Opportunity and Treasury Trust, Series 5 and subsequent series) (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if such Trusts never paid a distribution and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   In selecting Securities for the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust, the following factors, among others, were considered by the Sponsor: (a) for the portion of the Securities that are Equity Securities, the Sponsor selected those Equity Securities that were, at the date of creation of the Fund, components of the Dow Jones Industrial Average and the dollar value of the shares of such securities with the intent to have approximately equal dollar amounts invested in each such security, and (b) for the portion of the Securities that are Treasury Obligations, the evidence of the right to receive a fixed payment at a future date from the U.S. Government, backed by the full faith credit of the U.S. Government.

   Investors should note that the above criteria were applied to the Securities selected for inclusion in the Trusts as of the date the Trusts were created. Subsequent thereto, the Equity Securities may no longer meet such criteria. Should an Equity Security no longer meet such criteria, such Equity Security will not as a result thereof be removed from the portfolio of a Trust.

   Investors should be aware that the Fund is not a "managed" trust and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the securities were selected by the Sponsor as of the date the Securities were purchased by the Trust involved. Each Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for such Trust.

                                TRUST PORTFOLIOS

   Each Trust consists of a number of different issues of Equity Securities, all of which are actively traded, blue-chip securities issued by large, well established corporations and all of which, taken together, were components of the Dow Jones Industrial Average on the date of creation of such Trust plus zero-coupon U.S. Treasury Obligations. Each Equity Security, as of such date, represented approximately the same dollar value of a portfolio since the Sponsor utilized a dollar weighted average approach in acquiring such Equity Securities. Consistent with the Trust's investment objective, a change in components of the Dow Jones Industrial Average will not result in a change to the Trust portfolio. Dow Jones & Company, Inc., owner of the Dow Jones Industrial Average, has not granted to the Fund or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in any of the Trusts and has not approved any information herein relating thereto.

   The Dow Jones Industrial Average is composed of 30 common stocks chosen by the editors of The Wall Street Journal, a publication of Dow Jones & Company, Inc. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. Dow Jones & Company, Inc. expressly reserves the right to change the components of the Dow Jones Industrial Average at any time for any reason. Any changes in the components of the Dow Jones Industrial Average after the date the Fund was created will not cause a change in the identity of the common stocks included in any of the Trusts.

   The Trusts consist of such of the Securities listed under "Portfolio" in Part One of this Prospectus as may continue to be held from time to time in the Trusts together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the Portfolio is not managed, the Sponsor may instruct the Trustee to sell Securities under certain limited circumstances. Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

                                  RISK FACTORS

   EQUITY SECURITIES. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities may be expected to fluctuate over the life of the Fund to values higher or lower than those prevailing on the date of purchase by a Unitholder.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

   TREASURY OBLIGATIONS. The Treasury Obligations deposited in the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of such Trusts' portfolio to be invested in Equity Securities.

   GENERAL. Each Trust consists of such of the Securities listed under "Portfolio" as may continue to be held from time to time in such Trust in Part One of this Prospectus together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Although the portfolios are not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. See "Trust Administration." Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Equity Securities as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor. Actions required to be taken with respect to the Treasury Obligations will be in accordance with the instruction of the Sponsor. Unitholders of the Trusts may, however, be able upon request to receive an "in kind" distribution of these Securities evidenced by the Units (see "Rights of Unitholders--Redemption of Units").

                                FEDERAL TAXATION

   The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussions and opinions, it is assumed that interest on the Treasury Obligations is included in gross income for Federal income tax purposes and that the Treasury Obligations are debt for Federal income tax purposes and that the Equity Securities are equity for Federal income tax purposes.

   In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

   2. Each Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are considered to be received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested.

   3. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or payment at maturity) or upon the sale or redemption of Units by such Unitholder (except to the extent of an In-Kind distribution of stocks is received by such Unitholder as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date nearest to the date the Unitholder purchases his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all the assets of the Trust. Such basis is determined (before adjustments described below) by apportioning the tax basis for the Units among each of the Trust's assets, according to the value as of the valuation date nearest the date of acquisition of the Units. It should be noted that certain legislative proposals have been made which could effect the calculation of basis for Unitholders holding securities that are substantially identical to the Securities. Unitholders should consult their own tax advisors with regard to calculation of basis. The Treasury Obligations are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unitholder purchases his Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Treasury Obligation held by the Trust shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by the Trust as such original issue discount accrues and will in general be subject to federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under a Treasury Regulation issued on December 28, 1992 relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semiannual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the federal income tax consequences and accretion of original issue discount under the stripped bond rules. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid with respect to an Equity Security held by the Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unitholder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period of such capital gain will be determined by the period of time a Unitholder has held his Units for more than one year.

   4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year. Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46-day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deductions. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

   LIMITATIONS ON DEDUCTIBILITY OF TRUST EXPENSES BY UNITHOLDERS. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

   RECOGNITION OF TAXABLE GAIN OR LOSS UPON DISPOSITION OF SECURITIES BY A TRUST OR DISPOSITION OF UNITS. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit. For taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding periods of the capital assets. Capital loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities may designate their capital gain dividends as either a 20% rate gain distribution or a 28% rate gain distribution, depending on the nature of the gain received by the pass-through entity. Unitholders should consult their own tax advisers as to the tax rate applicable to capital gain dividends.

   The Revenue Reconciliation Act of 1993 (the "Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Act, the Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

   If the Unitholder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved, including his or her pro rata portion of all the Securities represented by the Unit. Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

   SPECIAL TAX CONSEQUENCES OF IN KIND DISTRIBUTIONS UPON REDEMPTION OF UNITS OR TERMINATION OF A TRUST. As discussed in "Rights of Unitholders--Redemption of Units," under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution. A Unitholder may also under certain circumstances request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." Treasury Obligations will not be distributed to a Unitholder as part of an In Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

   The potential tax consequences that may occur under an In Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unitholder will not recognize gain or loss with respect to the Equity Securities if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in each share of the Equity Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of the Equity Security held by the Trust. In either case, a Unitholder who receives cash in exchange for his interest in the Treasury Obligations will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in the Treasury Obligations for the Treasury Obligations.

   Because the Trust will own many Equity Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by the Trust. Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

   COMPUTATION OF THE UNITHOLDER'S TAX BASIS. Initially a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among his pro rata portion of the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.

   A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above. A Unitholder's tax basis in his Units and his pro rata portion of a Treasury Obligation is increased by the amount of original issue discount thereon property included in the Unitholder's gross income for federal income tax purposes.

   GENERAL. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified by the Internal Revenue Service that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

   In general income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

   It should be noted that payments to the Trust of dividends on Equity Securities that are attributable to foreign corporation may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

   Unitholders will be notified annually of the amounts of original issue discount, dividend income and long-term capital gain distributions includable in the Unitholder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

   Unitholders desiring to purchase Units for tax-deferred plans and Eras should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

   In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

   The foregoing discussion relates only to the tax treatment of U.S. Unitholders with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to state and local taxation in other jurisdictions. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units. The term U.S. Unitholder means an owner of a Unit of the Trust that is (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

                            TRUST OPERATING EXPENSES

   COMPENSATION OF SPONSOR AND EVALUATOR. The Sponsor will not receive any fees in connection with its activities relating to the Trusts. However, Van Kampen American Capital Investment Advisory Corp., which is an affiliate of the Sponsor, will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One of this Prospectus, for providing portfolio supervisory services for each Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year) may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to Series 1 and subsequent series of the Fund in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. In addition, the Evaluator, which is a division of Van Kampen American Capital Distributors Inc., shall receive as an annual per Unit evaluation fee, payable in monthly installments, for regularly evaluating each Trust's portfolio that amount set forth under "Summary of Essential Financial Information" in Part One of this Prospectus (which is based on the outstanding number of Units on January 1 of each year). Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and dealers will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering--Sponsor and Dealer Compensation".

   TRUSTEE'S FEE. For its services the Trustee will receive as an annual per Unit fee from the Trusts that amount set forth under "Summary of Essential Information" in Part One of this Prospectus (which is based on the outstanding number of units on January 1 of each year). The Trustee's fees are payable monthly on or before the twenty-fifth day of each month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration".

   MISCELLANEOUS EXPENSES. Expenses incurred in establishing a Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses ("organizational costs"), may be paid by the Trust and amortized over a five year period or over the life of the Trust if less than five years. The following additional charges are or may be incurred by a Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of a Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect a Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of a Trust without negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trusts.

   The fees and expenses set forth herein are payable out of each Trust. When such fees and expenses are paid by or owning to the Trustee, they are secured by a lien on the portfolio of each Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of a Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by a Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Taxation".

                                 PUBLIC OFFERING

   GENERAL. Units are offered at the Public Offering Price. The secondary market Public Offering Price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The current sales charge applicable to Units is described in Part One of this Prospectus under "Summary of Essential Financial Information".

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen American Capital Distributors, Inc. and its affiliates, dealers and their affiliates, and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   Units may be purchased in the secondary market at the Public Offering Price (for purchases which do not qualify for a sales charge reduction for quantity purchases) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Trust Administration--General--Unit Distribution") by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouses or children and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.

   OFFERING PRICE. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One of this Prospectus in accordance with fluctuations in the prices of the underlying Securities in a Trust.

   The price of the Units as of the opening of business on the date stated in the "Summary of Essential Financial Information" in Part One of this Prospectus was established by adding to the determination of the aggregate underlying value of the Securities an amount equal to the original sales charge and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Capital Account. The Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the close of trading on the New York Stock Exchange (which is presently 4:00 P.M. New York time) on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

   The value of the Equity Securities is determined on each business day by the Evaluator based on the closing sale prices on the day the valuation is made for Securities listed on a national stock exchange or, if no such price exists, at the bid prices on the day the valuation is made. The Treasury Obligations will be valued on the bid prices thereof.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described.

   Broker-dealers or others will be allowed a concession or agency commission of 70% of the sale charge in connection with the distribution of Units.

   Certain commercial banks are making Units of each Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 100 Units and 25 Units for a tax-sheltered retirement plan. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   SPONSOR AND DEALER COMPENSATION. The Sponsor and dealers will receive the gross sales commission as described under "Public Offering--General" above. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Sponsor intends to, and certain dealers maintain a secondary market for Units of each Trust. In so maintaining a market, the Sponsor and any such dealers will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold. In addition, the Sponsor and any such dealers will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   PUBLIC MARKET. Although its is not obligated to do so, the Sponsor intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Equity Securities in each Trust plus, in the case of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust, the aggregate bid price of the Treasury Obligations. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   TAX-SHELTERED RETIREMENT PLANS. Units of the Trusts are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of a Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 25 Units of an individual Trust.

                              RIGHTS OF UNITHOLDERS

   CERTIFICATES. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of each Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   DISTRIBUTIONS OF INCOME AND CAPITAL. Any dividends received by each Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, return of principal, etc.) are credited to the Capital Account. The Trustee will distribute any net income other than accreted interest received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One of the Prospectus. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed currently, although Unitholders in the Trust will be subject to federal income tax as if a distribution had occurred. See "Federal Taxation." Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trusts at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   On or before the tenth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account amounts necessary to pay the expenses of each Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of a Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   REINVESTMENT OPTION. Unitholders of all unit investment trusts sponsored by Van Kampen American Capital Distributors, Inc., may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of certain Van Kampen American Capital or Morgan Stanley mutual funds which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds".

   Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trusts. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

   After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above.

   Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund. A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions of his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and investment adviser shall have the right to terminate at any time the reinvestment plan relating to such fund.

   REPORTS PROVIDED. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of a Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Income Account: income received (including amortization of original issue discount with respect to the Treasury Obligations in Select Equity and Treasury Trust and Blue Chip Opportunity and Treasury Trust), deductions for applicable taxes and for fees and expenses of a Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities (other than pursuant to In Kind Distributions) and the net proceeds received therefrom, the results of In Kind Distributions in connection with redemptions of Units, if any, deductions for payment of applicable taxes and fees and expenses of the related Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in a Trust furnished to it by the Evaluator.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will be entitled to receive in cash (unless the redeeming Unitholder elects an In Kind Distribution as indicated below) an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange (which is currently 4:00 P.M. New York time) the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the portfolio supervisor for this purpose. Units so redeemed shall be cancelled.

   Unitholders tendering 1,000 Units or more for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distribution") of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation next following the tender. An In Kind Distribution on redemption of Units will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares (and in the case of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust the pro rata portion of the Treasury Obligations) to which the tendering Unitholder is entitled. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above.

   To the extent that Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of such Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Federal Taxation".

   The Redemption Price per Unit will be determined on the basis of the aggregate underlying value of the Equity Securities in each Trust plus the bid price of the Treasury Obligations, plus or minus cash, if any, in the Income and Capital Accounts. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in a Trust determined on the basis of (i) the cash on hand in such Trust or monies in the process of being collected and (ii) the value of the Securities in such Trust, less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of such Trust. The Evaluator may determine the value of a Securities in a Trust in the following manner: if the Securities are listed on a national securities exchange, the evaluation will generally be based on the last available sale price on the exchange (unless the Evaluator deems the price inappropriate as a basis for evaluation) or, if there is no last available sale price on the exchange, at the bid prices. See "Public Offering" for a description of the method of evaluating the Treasury Obligations in the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust.

   As stated above, the Trustee may sell Securities to cover redemptions. When Securities are sold, the size and the diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in a Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

                              TRUST ADMINISTRATION

   SPONSOR PURCHASES OF UNITS. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   PORTFOLIO ADMINISTRATION. The portfolios of the Fund are not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. The Trust Agreement provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any other of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. Treasury Obligations may be sold by the Trustee only pursuant to the liquidation of a Trust or to meet redemption requests. Except as stated under "Trust Portfolios -- General" for failed securities, the acquisition by the Fund of any securities other than the Securities is prohibited. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in such Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Securities (or any securities or other property received by the Fund in exchange for Equity Securities) are credited to the applicable Capital Account for distribution to Unitholders or to meet redemptions.

   As indicated under "Rights of Unitholders" above, the Trustee may also sell Securities designated by the Supervisor, or if not so directed, in its own discretion, for the purpose of redeeming Units of a Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations may only be sold if the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of such Trust at least equal to $10.00 per Unit. ($11.00 per Unit for Blue Chip Opportunity and Treasury Trust, Series 5 and subsequent series).

   The Supervisor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

   AMENDMENT OR TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders, (as determined in good faith by the Sponsor and the Trustee) provided, however, that the Trust Agreement may not be amended to increase the number of Units. The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   A Trust may be liquidated (1) at any time by consent of Unitholders representing 100% of the Units then outstanding or (2) by the Trustee when the value of such Trust, as shown by any evaluation, is less than that indicated under "Summary of Essential Financial Information" in Part One of the Prospectus. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One of this Prospectus.

   Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his address appearing on the registration books of the Fund maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders owning the applicable number of Units of a Trust to request an In Kind Distribution rather than payment in cash upon the termination of the related Trust. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Equity Securities in the related portfolio to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Equity Securities and the pro rata portion of the Treasury Obligations will be paid in cash. Unitholders not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of each Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

   Within 60 days of the final distribution, Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   LIMITATIONS ON LIABILITIES. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

   The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   SPONSOR. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

   MSDWD is a global financial services firm with a market capitalization of more than $21 billion which was created by the merger of Morgan Stanley Group Inc. with and into Dean Witter, Discover & Co. on May 31, 1997. MSDWD, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rating and investing; global custody, securities clearance services and securities lending; and credit card services. As of June 2, 1997, MSDWD, together with its affiliated investment advisory companies, had approximately $270 billion of assets under management, supervision or fiduciary advice.

   Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco and Seattle. As of November 30, 1996, the total stockholders' equity of Van Kampen American Capital Distributors, Inc. was $129,451,000 (unaudited). (This paragraph relates only to the Sponsor and not to the Trusts or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

   As of September 30, 1997, the Sponsor and its Van Kampen American Capital affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen American Capital affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen American Capital Distributors, Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen American Capital's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of the Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the trust portfolios.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of such Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in each Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus, and undivided profits of not less than $5,000,000.

                                  OTHER MATTERS

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related securities portfolio included in Part One of this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in Part One of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or dealers. This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any persons to whom it is not lawful to make such offer in such state.

                  Table of Contents                      Page
                  -----------------                     ------

The Trusts                                                     2
Objectives and Securities Selection                            2
Trust Portfolios                                               3
Risk Factors                                                   3
Federal Taxation                                               4
Trust Operating Expenses                                       6
Public Offering                                                6
Rights of Unitholders                                          8
Trust Administration                                           9
Other Matters                                                 11

This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                SELECT EQUITY AND
                                 TREASURY TRUST
                                       AND
                              BLUE CHIP OPPORTUNITY
                               AND TREASURY TRUST

                                   PROSPECTUS
                                    PART TWO

                     NOTE: THIS PROSPECTUS MAY BE USED ONLY
                       WHEN ACCOMPANIED BY PART ONE. BOTH
                       PARTS OF THIS PROSPECTUS SHOULD BE
                         RETAINED FOR FUTURE REFERENCE.

                              DATED AS OF THE DATE
                                OF THE PROSPECTUS
                              PART ONE ACCOMPANYING
                                 THIS PROSPECTUS
                                    PART TWO.

                                    Sponsor:

                           VAN KAMPEN AMERICAN CAPITAL
                               DISTRIBUTORS, INC.

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

                             2800 Post Oak Boulevard
                              Houston, Texas 77056

          ------ A Wealth of Knowledge o Knowledge of Wealth(sm) ------
                           VAN KAMPEN AMERICAN CAPITAL

                               VAN KAMPEN MERRITT
                               SELECT EQUITY TRUST

                                                             PROSPECTUS PART TWO
--------------------------------------------------------------------------------
INTRODUCTION

   THE FUND. Van Kampen Merritt Equity Opportunity Trust, Series 1 (the "Fund") is comprised of separate and distinct unit investment trusts including Van Kampen Merritt Select Equity Trust (the "Select Equity Trust" or the "Trust"). The Select Equity Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio consisting primarily of the 30 actively traded "blue chip" equity securities which were components of the Dow Jones Industrial Average on the original date of creation of the Trust. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in the Trust and has not approved any information herein relating thereto. Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One of this Prospectus and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   OBJECTIVES OF THE TRUSTS. The objectives of the Select Equity Trust are to provide the potential for capital appreciation and income by investing in a portfolio of actively traded, New York Stock Exchange listed equity securities which were components of the Dow Jones Industrial Average on the original date of creation of the Trust ("Equity Securities"). See "Portfolio" in Part One of this Prospectus. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. There is, of course, no guarantee that the objective of the Trust will be achieved.

   PUBLIC OFFERING PRICE. The secondary market Public Offering Price of the Trust will include the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. See "Public Offering".

   ESTIMATED ANNUAL DISTRIBUTIONS. The estimated annual dividend distributions per unit will vary with changes in fees and expenses of a Trust, with changes in dividends received and with the sale or liquidation of Securities; therefore, there is no assurance that the annual dividend distribution will be realized in the future.

   DISTRIBUTIONS. Distributions of dividends received, and capital, if any, received by each Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One of this Prospectus. Any distribution of income and/or capital will be net of the expenses of the applicable Trust. See "Federal Taxation." Additionally, upon termination of each Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of each Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital".

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
                      BOTH PARTS OF THIS PROSPECTUS SHOULD
                       BE RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 This Prospectus is dated as of the date of the
            Prospectus Part I accompanying this Prospectus Part II.

                           VAN KAMPEN AMERICAN CAPITAL

   TERMINATION. Commencing on the Mandatory Termination Date as specified in Part One, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of the Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date for the respective Trusts the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Equity Securities if such Unitholder owns at least 5,000 Units rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. To be effective, the election form, together with surrendered certificates, if issued, and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust in terminated. See "Trust Administration--Reinvestment Option."

   REINVESTMENT OPTION. Unitholders of any Van Kampen American Capital-sponsored unit investment trust may utilize their redemption or termination proceeds to purchase units of any other Van Kampen American Capital trust in the initial offering period accepting rollover investments subject to a reduced sales charge to the extent stated in the related prospectus (which may be deferred in certain cases). Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein. See "Rights of Unitholders--Reinvestment Option."

   RISK FACTORS. An investment in a Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market and currency fluctuations, the lack of adequate financial information concerning an issuer and exchange control restrictions impacting foreign issuers. See "Risk Factors". Units of the Fund are not deposits or obligations of, and are not guaranteed or endorsed by, any bank, and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including the possible loss of principal.

                                    THE TRUST

   Van Kampen Merritt Equity Opportunity Trust, Series 1 (the "Fund") is comprised of separate and distinct unit investment trusts including Van Kampen Merritt Select Equity Trust. The Fund was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), among Van Kampen American Capital Distributors, Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator, Van Kampen American Capital Investment Advisory Corp., as Supervisor, and The Bank of New York, as Trustee.

   The Trust may be an appropriate medium for investors who desire to participate in a portfolio of equity securities with greater diversification than they might be able to acquire individually. Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio, see "Portfolio" in Part One of this Prospectus.

   Each Unit represents a fractional undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in a Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

                       OBJECTIVES AND SECURITIES SELECTION

   The objective of the Select Equity Trust is to provide investors with the potential for capital appreciation and income. The portfolio of the Trust is described under "Trust Portfolio" herein and under "Portfolio" in Part One of this Prospectus. An investor will be subjected to taxation on the dividend income received from the Fund and on gains from the sale or liquidation of Securities (see "Federal Taxation"). Investors should be aware that there is not any guarantee that the objective of the Trust will be achieved because they are subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   In determining Equity Securities for deposit in the Select Equity Trust and the percentage of the portfolio represented by each such Equity Security, the Sponsor selected those Equity Securities that were, at the date of creation of the Fund, components of the Dow Jones Industrial Average and the dollar value of the shares of such securities with the intent to have approximately equal dollar amounts invested in each such security.

   Investors should note that the above criteria were applied to the Securities selected for inclusion in the Trust as of the date the Trust were created. Subsequent thereto, the Equity Securities may no longer meet such criteria. Should an Equity Security no longer meet such criteria, such Equity Security will not as a result thereof be removed from the portfolio of the Trust.

   Investors should be aware that the Fund is not a "managed" trust and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the securities were selected by the Sponsor as of the date the Securities were purchased by the Trust. The Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for such Trust.

                                 TRUST PORTFOLIO

   The Select Equity Trust consists of a number of different issues of Equity Securities, which are primarily actively traded, blue-chip securities issued by large, well established corporations and which were components of the Dow Jones Industrial Average on the date of creation of such Trust. Each issue, as of such date, represented approximately the same dollar value of a portfolio since the Sponsor utilized a dollar weighted average approach in acquiring such Equity Securities. On March 12, 1997, Dow Jones and Co. Inc. announced that Hewlett-Packard Co., Travelers Group Inc., Johnson & Johnson Inc. and Wal-Mart Stores Inc. would replace Westinghouse Electric Corp., Texaco Inc., Woolworth Corp. and Bethlehem Steel Corp. in the Dow Jones Industrial Average as of March 17, 1997. Consistent with the Trust's investment objective, neither this nor any other change in components of the Dow Jones Industrial Average will result in a change in the Trust portfolio. Dow Jones & Company, Inc., owner of the Dow Jones Industrial Average, has not granted to the Fund or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in any Trust and has not approved any information herein relating thereto.

   The Dow Jones Industrial Average is composed of 30 common stocks chosen by the editors of The Wall Street Journal, a publication of Dow Jones & Company, Inc. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. Dow Jones & Company, Inc. expressly reserves the right to change the components of the Dow Jones Industrial Average at any time for any reason. Any changes in the components of the Dow Jones Industrial Average after the date the Fund was created will not cause a change in the identity of the common stocks included in the Trust.

   The Trust consists of such of the Securities listed under "Portfolio" in Part One of this Prospectus as may continue to be held from time to time in the Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Securities under certain limited circumstances. Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

                                  RISK FACTORS

   EQUITY SECURITIES. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities may be expected to fluctuate over the life of the Fund to values higher or lower than those prevailing on the date of purchase by a Unitholder.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

   GENERAL. The Trust consists of such of the Securities listed under "Portfolio" as may continue to be held from time to time in such Trust in Part One of this Prospectus together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. See "Trust Administration." Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Equity Securities as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor. Unitholders of the Trust may, however, be able upon request to receive an "in kind" distribution of these Securities evidenced by the Units (see "Rights of Unitholders--Redemption of Units").

                                FEDERAL TAXATION

   The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinion, it is assumed that each Equity Security is equity for federal income tax purposes.
   In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

   2. Each Unitholder will have a taxable event when the Trust disposes of an Equity Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is available and received by such Unitholder from the Trust, as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Equity Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchases his Units) in order to determine his tax basis for his pro rata portion of each Equity Security held by the Trust. Unitholders should consult their own tax advisors with regard to calculation of basis.

   A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested. For federal income tax purposes, a Unitholder's pro rata portion of the dividends, as defined by Section 316 of the Code, paid with respect to an Equity Security held by the Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unitholder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.

   3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

   To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

   LIMITATIONS ON DEDUCTIBILITY OF TRUST EXPENSES BY UNITHOLDERS. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

   RECOGNITION OF TAXABLE GAIN OR LOSS UPON DISPOSITION OF SECURITIES BY A TRUST OR DISPOSITION OF UNITS. As discussed above, a Unitholder may recognize taxable gain (or loss) when an Equity Security is disposed of by the Trust or if the Unitholder disposes of a Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding periods of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

   If the Unitholder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust including his or her pro rata portion of all the Equity Securities represented by the Unit. The 1997 Act includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

   SPECIAL TAX CONSEQUENCES OF IN-KIND DISTRIBUTIONS UPON REDEMPTION OR TERMINATION OF THE TRUST. Under certain circumstances, a Unitholder tendering Units for redemption may be able to request an In-Kind Distribution. In-Kind Distributions are not available, however, of foreign securities held by the Trust. A Unitholder may also under certain circumstances be able to request an In-Kind Distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In-Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

   The potential tax consequences that may occur under an In-Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of an Equity Security held by the Trust.

   Because the Trust will own many Equity Securities, a Unitholder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by the Trust. Unitholders who request an In-Kind Distribution are advised to consult their tax advisers in this regard.

   COMPUTATION OF THE UNITHOLDER'S TAX BASIS. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among the Equity Securities held in the Trust in accordance with the proportion of the fair market values of such Equity Securities on the valuation date closest to the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Equity Security.

   A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security held by the Trust will be reduced to the extent dividends paid with respect to such Equity Security are received by the Trust which are not taxable as ordinary income as described above.

   GENERAL. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States person. Such persons should consult their tax advisers.

   In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

   It should be noted that payments to the Trust of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Act imposes a required holding period for such credits. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

   At the termination of the Trust, the Trustee will furnish to each Unitholder of such Trust a statement containing information relating to the dividends received by the Trust on the Equity Securities, the gross proceeds received by the Trust from the disposition of any Equity Security (resulting from redemption or the sale of any Equity Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.

   Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

   In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

   The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

                            TRUST OPERATING EXPENSES

   COMPENSATION OF SPONSOR AND EVALUATOR. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, Van Kampen American Capital Investment Advisory Corp., which is an affiliate of the Sponsor, will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One of this Prospectus, for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year) may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to all Series the Fund in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. In addition, the Evaluator, which is a division of Van Kampen American Capital Distributors Inc., shall receive as an annual per Unit evaluation fee, payable in monthly installments, for regularly evaluating each Trust's portfolio that amount set forth under "Summary of Essential Financial Information" in Part One of this Prospectus (which is based on the outstanding number of Units on January 1 of each year). Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and dealers will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering--Sponsor and Dealer Compensation".

   TRUSTEE'S FEE. For its services the Trustee will receive as an annual per Unit fee from the Trust that amount set forth under "Summary of Essential Information" in Part One of this Prospectus (which is based on the outstanding number of units on January 1 of each year). The Trustee's fees are payable monthly on or before the twenty-fifth day of each month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration".

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of a Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect a Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trust.

   The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owning to the Trustee, they are secured by a lien on the portfolio of the Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Taxation".

                                 PUBLIC OFFERING

   GENERAL. Units are offered at the Public Offering Price. The secondary market Public Offering Price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge (which will be reduced annually by .3 of 1% to a minimum sales charge of 1.5%), and cash, if any, in the Income and Capital Accounts held or owned by the Trust. Such underlying value shall include the proportionate share of any undistributed cash held in the Capital and Income Accounts.

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen American Capital Distributors, Inc. and its affiliates, dealers and their affiliates, and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   Units may be purchased in the primary or secondary market at the Public Offering Price (for purchases which do not qualify for a sales charge reduction for quantity purchases) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Public Offering--Unit Distribution") by
(1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering units for sale to investors or their spouses or children and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Unites through this program will not receive sales charge reductions for quantity business.

   OFFERING PRICE. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One of this Prospectus in accordance with fluctuations in the prices of the underlying Securities in the Trust.

   The price of the Units as of the opening of business on the date stated in the "Summary of Essential Financial Information" in Part One of this Prospectus was established by adding to the determination of the aggregate underlying value of the Securities an amount initially equal to 4.712% of such value and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Capital Account. This computation produced a gross sales commission (as of the opening of business on the date stated in the "Summary of Essential Financial Information" in Part One of this Prospectus) initially equal to 4.5% of the Public Offering Price. The Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the close of trading on the New York Stock Exchange (which is presently 4:00 P.M. New York time) on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. Such sales charge will be reduced annually, as set forth in "Summary of Essential Financial Information" in Part One of this Prospectus, by .3 of 1% to a minimum sales charge of 1.5%.

   The value of the Equity Securities is determined on each business day by the Evaluator based on the closing sale prices on the day the valuation is made for Securities listed on a national stock exchange or, if no such price exists, at the bid prices on the day the valuation is made.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described.

   Broker-dealers or others will be allowed a concession or agency commission of 60% of the sale charge in connection with the distribution of Units.

   Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 100 Units and 25 Units for a tax-sheltered retirement plan. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   SPONSOR AND DEALER COMPENSATION. The Sponsor and dealers will receive the gross sales commission as described under "Public Offering--General" above. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Sponsor intends to, and certain dealers maintain a secondary market for Units of each Trust. In so maintaining a market, the Sponsor and any such dealers will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold. In addition, the Sponsor and any such dealers will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   PUBLIC MARKET. Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Equity Securities in each Trust. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   TAX-SHELTERED RETIREMENT PLANS. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 25 Units of the Trust.

                              RIGHTS OF UNITHOLDERS

   CERTIFICATES. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   DISTRIBUTIONS OF INCOME AND CAPITAL. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, return of principal, etc.) are credited to the Capital Account. The Trustee will distribute any net income other than accreted interest received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One of the Prospectus. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   On or before the tenth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   REINVESTMENT OPTION. Unitholders of all unit investment trusts sponsored by Van Kampen American Capital Distributors, Inc., may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of any Van Kampen American Capital mutual funds (except for B shares) which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively refereed to as the "Reinvestment Funds".

   Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trusts. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

   After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above.

   Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund. A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and received future distributions of his or her Units in cash. Their will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and investment adviser shall have the right to terminate at any time the reinvestment plan relating to such fund.

   REPORTS PROVIDED. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Income
Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities (other than pursuant to In Kind Distributions) and the net proceeds received therefrom, the results of In Kind Distributions in connection with redemptions of Units, if any, deductions for payment of applicable taxes and fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in a Trust furnished to it by the Evaluator.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unitholder will be entitled to receive in cash (unless the redeeming Unitholder elects an In Kind Distribution as indicated below) an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange (which is currently 4:00 P.M. New York time) the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the portfolio supervisor for this purpose. Units so redeemed shall be cancelled.

   Unitholders tendering 5,000 Units or more for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distribution") of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation next following the tender. An In Kind Distribution on redemption of Units will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above.

   To the extent that Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of such Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Federal Taxation".

   The Redemption Price per Unit will be determined on the basis of the aggregate underlying value of the Equity Securities in each Trust plus or minus cash, if any, in the Income and Capital Accounts. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in such Trust or monies in the process of being collected and (ii) the value of the Securities in such Trust, less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of such Trust. The Evaluator may determine the value of a Securities in the Trust in the following manner: if the Securities are listed on a national securities exchange, the evaluation will generally be based on the last available sale price on the exchange (unless the Evaluator deems the price inappropriate as a basis for evaluation) or, if there is no last available sale price on the exchange, at the mean between the last available bid and offer prices.

   As stated above, the Trustee may sell Securities to cover redemptions. When Securities are sold, the size and the diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

                              TRUST ADMINISTRATION

   SPONSOR PURCHASES OF UNITS. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   PORTFOLIO ADMINISTRATION. The portfolio of the Fund are not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. The Trust Agreement provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any other of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in such Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Securities (or any securities or other property received by the Fund in exchange for Equity Securities) are credited to the applicable Capital Account for distribution to Unitholders or to meet redemptions.

   As indicated under "Rights of Unitholders" above, the Trustee may also sell Securities designated by the Supervisor, or if not so directed, in its own discretion, for the purpose of redeeming Units of a Trust tendered for redemption and the payment of expenses.

   The Supervisor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

   AMENDMENT OR TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders, (as determined in good faith by the Sponsor and the Trustee) provided, however, that the Trust Agreement may not be amended to increase the number of Units. The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   A Trust may be liquidated (1) at any time by consent of Unitholders representing 51% of the Units of the Select Equity Trust then outstanding or (2) by the Trustee when the value of the Trust, as shown by any evaluation, is less than that indicated under of Essential Financial Information" in Part One of the Prospectus. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One of this Prospectus.

   Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his address appearing on the registration books of the Fund maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders owning 5,000 or more Units of the Trust to request an In Kind Distribution rather than payment in cash upon the termination of the Trust. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Equity Securities in the portfolio to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Equity Securities will be paid in cash. Unitholders with less than 5,000 Units, those not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

   Within 60 days of the final distribution, Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   LIMITATIONS ON LIABILITIES. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or negligence (gross negligence in the case of the Sponsor) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

   The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   SPONSOR. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

   MSDWD is a global financial services firm with a market capitalization of more than $21 billion which was created by the merger of Morgan Stanley Group Inc. with and into Dean Witter, Discover & Co. on May 31, 1997. MSDWD, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rating and investing; global custody, securities clearance services and securities lending; and credit card services. As of June 2, 1997, MSDWD, together with its affiliated investment advisory companies, had approximately $270 billion of assets under management, supervision or fiduciary advice.

   Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco and Seattle. As of November 30, 1996, the total stockholders' equity of Van Kampen American Capital Distributors, Inc. was $129,451,000 (unaudited). (This paragraph relates only to the Sponsor and not to the Trusts or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

   As of September 30, 1997, the Sponsor and its Van Kampen American Capital affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen American Capital affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen American Capital Distributors, Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen American Capital's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   All costs and expenses incurred in creating and establishing the Series 1, including the cost of the initial preparation, printing and execution of the Trust Agreement and the certificates, legal and accounting expenses, advertising and selling expenses, expenses of the Trustee, initial evaluation fees and other out-of-pocket expenses have been borne by the Sponsor at no cost to such Trust.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of the Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of such Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus, and undivided profits of not less than $5,000,000.Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of the Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of such Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus, and undivided profits of not less than $5,000,000.

                                  OTHER MATTERS

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related securities portfolio included in Part One of this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in Part One of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or dealers. This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any persons to whom it is not lawful to make such offer in such state.

                  Table of Contents                      Page
                  -----------------                     ------

Introduction                                                   1
The Trust                                                      2
Objectives and Securities Selection                            2
Trust Portfolio                                                2
Risk Factors                                                   3
     Equity Securities                                         3
     General                                                   3
Federal Taxation                                               3
Trust Operating Expenses                                       5
     Compensation of Sponsor and Evaluator                     5
     Trustee's Fee                                             5
     Miscellaneous Expenses                                    6
Public Offering                                                6
     General                                                   6
     Offering Price                                            6
     Sponsor and Dealer Compensation                           7
     Public Market                                             7
     Tax-Sheltered Retirement Plans                            7
Rights of Unitholders                                          7
     Certificates                                              7
     Distributions of Income and Capital                       7
     Reinvestment Options                                      7
     Reports Provided                                          8
     Redemption of Units                                       8
Trust Administration                                           9
     Sponsor Purchases of Units                                9
     Portfolio Administration                                  9
     Amendment or Termination                                  9
     Limitation on Liabilities                                 9
     Sponsor                                                  10
     Trustee                                                  10
Other Matters                                                 11
     Legal Opinions                                           11
     Independent Certified Public Accounts                    11

This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                               VAN KAMPEN MERRITT
                               EQUITY OPPORTUNITY
                                      TRUST

                                   PROSPECTUS
                                    PART TWO

                     NOTE: THIS PROSPECTUS MAY BE USED ONLY
                       WHEN ACCOMPANIED BY PART ONE. BOTH
                       PARTS OF THIS PROSPECTUS SHOULD BE
                         RETAINED FOR FUTURE REFERENCE.

                              DATED AS OF THE DATE
                                OF THE PROSPECTUS
                              PART ONE ACCOMPANYING
                                 THIS PROSPECTUS
                                    PART TWO.

                                    Sponsor:

                           VAN KAMPEN AMERICAN CAPITAL
                               DISTRIBUTORS, INC.

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

                             2800 Post Oak Boulevard
                              Houston, Texas 77056

          ------ A Wealth of Knowledge o Knowledge of Wealth(sm) ------
                           VAN KAMPEN AMERICAN CAPITAL

CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT

   This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet
The prospectus
The signatures
The Consent of Independent Accountants

SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Merritt Equity Opportunity Trust, Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of April, 1998.

VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 1
     (Registrant)

By VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
     (Depositor)


By:  Gina Costello
     Assistant Secretary
     (SEAL)

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 24, 1998 by the following persons who constitute a majority of the Board of Directors of Van Kampen American Capital Distributors, Inc.:

SIGNATURE               TITLE

Don G. Powell           Chairman and Chief                    )
                        Executive Officer                     )

John H. Zimmerman       President and Chief Operating         )
                        Officer                               )

Ronald A. Nyberg        Executive Vice President and          )
                        General Counsel                       )

William R. Rybak        Senior Vice President and             )
                        Chief Financial Officer               )


          Gina Costello_______
          (Attorney in Fact)*

____________________

   * An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen American Capital Equity Opportunity Trust, Series 64 (File No. 333-33087) and Van Kampen American Capital Equity Opportunity Trust, Series 87 (File No. 333-44581) and the same are hereby incorporated herein by this reference.